Major Customers and Credit Risk (Details) - Customers	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Customers and Credit Risk (Textual)
Number of customers	2	1	2
Concentration risk, percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Major Customers and Credit Risk (Textual)
Number of customers	2	1	2
Concentration risk, percentage	10.00%	10.00%	10.00%